REVERSE RECAPITALIZATION - Schedule of Shares Issued Following Business Combination (Detail)	Sep. 30, 2021 shares
Reverse Recapitalization [Line Items]
Percentage of shares issued following consummation of business combination	1.000
Pre-combination KORE shareholders
Reverse Recapitalization [Line Items]
Percentage of shares issued following consummation of business combination	0.540
Public stockholders
Reverse Recapitalization [Line Items]
Shares issued following consummation of business combination (in shares)	10,356,593
Percentage of shares issued following consummation of business combination	0.144
Private offering and merger financing
Reverse Recapitalization [Line Items]
Percentage of shares issued following consummation of business combination	0.316
Class A Common Stock
Reverse Recapitalization [Line Items]
Shares issued following consummation of business combination (in shares)	71,810,419
Class A Common Stock | Pre-combination KORE shareholders
Reverse Recapitalization [Line Items]
Shares issued following consummation of business combination (in shares)	38,767,500
Class A Common Stock | Public stockholders
Reverse Recapitalization [Line Items]
Shares issued following consummation of business combination (in shares)	10,356,593
Class A Common Stock | Private offering and merger financing
Reverse Recapitalization [Line Items]
Shares issued following consummation of business combination (in shares)	22,686,326